Stockholders' Equity: Schedule of of Outstanding and Exercisable Common Stock Options (Tables)	3 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of of Outstanding and Exercisable Common Stock Options

	Number of Options	Weighted average exercise price per share	Weighted- Average Remaining Contractual Life
Outstanding at December 31, 2012	390,000	$7.96	6.79 years
Exercised	--	--
Granted	--	--
Conversion of Class M Preferred options
Outstanding at June 30, 2013	390,000	$7.96	6.30 years
Exercisable at June 30, 2013	-	-	-